Federated Investors
World-Class Investment Manager

Federated U.S. Government Bond Fund

SEMI-ANNUAL REPORT

February 28, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

February 28, 2001 (unaudited)

Principal Amount		Value
	U.S. GOVERNMENT OBLIGATIONS--95.3%
	U.S. Treasury Bonds--84.1%
$3,880,000	11.250%, 2/15/2015	$6,138,470
3,650,000	9.250%, 2/15/2016	5,093,831
2,000,000	8.750%, 5/15/2017	2,714,340
1,500,000	9.125%, 5/15/2018	2,113,755
5,300,000	8.875%, 2/15/2019	7,356,718
5,000,000	8.125%, 8/15/2019	6,529,200
5,600,000	8.750%, 5/15/2020	7,757,232
6,500,000	7.875%, 2/15/2021	8,354,515
6,200,000	8.000%, 11/15/2021	8,095,216
2,000,000	7.625%, 11/15/2022	2,529,540
4,400,000	6.250%, 8/15/2023	4,806,340
1,100,000	7.625%, 2/15/2025	1,404,392
3,000,000	6.875%, 8/15/2025	3,536,670
2,200,000	6.000%, 2/15/2026	2,338,468
3,350,000	6.750%, 8/15/2026	3,904,023
1,875,000	6.375%, 8/15/2027	2,093,869
7,400,000	6.125%, 11/15/2027	8,016,124
1,000,000	5.500%, 8/15/2028	997,320
5,000,000	5.250%, 11/15/2028	4,812,350
5,000,000	6.125%, 8/15/2029	5,454,600
500,000	6.250%, 5/15/2030	558,010

	TOTAL	94,604,983

Principal Amount		Value
	U.S. GOVERNMENT OBLIGATIONS--continued
	Federal Home Loan Banks--11.2%
$1,000,000	6.730%, 6/22/2009	$1,069,040
2,400,000	6.500%, 8/14/2009	2,531,472
1,000,000	6.500%, 11/13/2009	1,055,940
6,000,000	7.375%, 2/12/2010	6,669,780
1,150,000	7.625%, 5/14/2010	1,302,156

	TOTAL	12,628,388

	TOTAL U.S. GOVERNMENT OBLIGATIONS (IDENTIFIED COST $98,329,758)	107,233,371

	REPURCHASE AGREEMENT--4.3%[1]
4,830,000	Societe Generale, New York, 5.390%, dated 2/28/2001, due 3/1/2001 (at amortized cost)	4,830,000

	TOTAL INVESTMENTS (IDENTIFIED COST $103,159,758)[2]	$112,063,371

1 The repurchase agreement is collateralized fully by U.S. Treasury obligations based on market prices at the date of the portfolio. The investments in the repurchase agreement is through participation in a joint account with other Federated funds.

2 The cost of investments for federal tax purposes amounts to $103,159,758. The net unrealized appreciation of investments on a federal tax basis amounts to $8,903,613 which is comprised of $8,904,584 appreciation and $971 depreciation at February 28, 2001.

Note: The categories of investments are shown as a percentage of net assets ($112,503,024) at February 28, 2001.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $103,159,758)		$112,063,371
Cash		367
Income receivable		867,152
Receivable for shares sold		42,841

TOTAL ASSETS		112,973,731

Liabilities:
Payable for shares redeemed	$27,556
Income distribution payable	415,873
Accrued expenses	27,278

TOTAL LIABILITIES		470,707

Net assets for 10,375,386 shares outstanding		$112,503,024

Net Assets Consist of:
Paid in capital		$105,307,920
Net unrealized appreciation of investments		8,903,613
Accumulated net realized loss on investments		(1,531,703)
Distributions in excess of net investment income		(176,806)

TOTAL NET ASSETS		$112,503,024

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$112,503,024 ÷ 10,375,386 shares outstanding		$10.84

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 28, 2001 (unaudited)

Investment Income:
Interest		$3,655,593

Expenses:
Investment adviser fee	$367,399
Administrative personnel and services fee	61,987
Custodian fees	5,634
Transfer and dividend disbursing agent fees and expenses	33,066
Directors'/Trustees' fees	6,185
Auditing fees	11,676
Legal fees	2,021
Portfolio accounting fees	22,778
Shareholder services fee	153,083
Share registration costs	14,512
Printing and postage	7,838
Insurance premiums	735
Miscellaneous	1,592

TOTAL EXPENSES	688,506

Waiver:
Waiver of shareholder services fee	(122,466)

Net expenses		566,040

Net investment income		3,089,553

Realized and Unrealized Gain on Investments:
Net realized gain on investments		1,712,183
Net change in unrealized appreciation of investments		4,127,681

Net realized and unrealized gain on investments		5,839,864

Change in net assets resulting from operations		$8,929,417

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2001	Year Ended 8/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,089,553	$6,563,937
Net realized gain (loss) on investments	1,712,183	(3,243,886)
Net change in unrealized appreciation	4,127,681	9,038,993

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,929,417	12,359,044

Distributions to Shareholders:
Distributions from net investment income	(3,084,542)	(6,573,614)
Distributions from net realized gain on investments	--	(264,563)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,084,542)	(6,838,177)

Share Transactions:
Proceeds from sale of shares	72,601,654	72,738,492
Net asset value of shares issued to shareholders in payment of distributions declared	1,751,985	4,082,042
Cost of shares redeemed	(85,163,374)	(88,062,658)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(10,809,735)	(11,242,124)

Change in net assets	(4,964,860)	(5,721,257)

Net Assets:
Beginning of period	117,467,884	123,189,141

End of period	$112,503,024	$117,467,884

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/28/2001	2000 [1]	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$10.27	$ 9.79	$11.00	$10.30	$ 9.94	$10.45
Income From Investment Operations:
Net investment income	0.22	0.53	0.52	0.56	0.60	0.60
Net realized and unrealized gain (loss) on investments	0.57	0.50	(0.98)	1.01	0.48	(0.43)

TOTAL FROM INVESTMENT OPERATIONS	0.79	1.03	(0.46)	1.57	1.08	0.17

Less Distributions:
Distributions from net investment income	(0.22)	(0.53)	(0.52)	(0.56)	(0.60)	(0.60)
Distributions from net realized gain on investments	--	(0.02)	(0.23)	(0.31)	(0.12)	(0.08)

TOTAL DISTRIBUTIONS	(0.22)	(0.55)	(0.75)	(0.87)	(0.72)	(0.68)

Net Asset Value, End of Period	$10.84	$10.27	$ 9.79	$11.00	$10.30	$ 9.94

Total Return[2]	8.20%	10.95%	(4.52%)	15.94%	11.13%	1.37%

Ratios to Average Net Assets:

Expenses	0.92%[3]	0.88%	0.85%	0.85%	0.85%	0.85%

Net investment income	5.05%[3]	5.42%	4.97%	5.29%	5.85%	5.71%

Expense waiver/reimbursement[4]	0.20%[3]	0.26%	0.27%	0.33%	0.36%	0.31%

Supplemental Data:

Net assets, end of period (000 omitted)	$112,503	$117,468	$123,189	$116,704	$68,641	$84,806

Portfolio turnover	31%	38%	100%	67%	90%	53%

1 For the year ended August 31, 2000, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2001 (unaudited)

ORGANIZATION

Federated U.S.Government Bond Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective of the Fund is to pursue total return.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for the annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At August 31, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $208,846, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2008.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Six Months Ended 2/28/2001	Year Ended 8/31/2000
Shares sold	6,862,838	7,398,404
Shares issued to shareholders in payment of distributions declared	167,203	414,754
Shares redeemed	(8,087,722)	(8,958,093)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,057,681)	(1,144,935)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of long term U.S. government securities, for the six months ended February 28, 2001, were as follows:

Purchases	$36,055,531

Sales	$46,772,473

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

WILLIAM D. DAWSON III

Chief Executive Officer

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated U.S. Government Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 314284100

8040402 (4/01)

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.